Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 41,207	$ 32,006	$ 69,494	$ 57,263	$ 49,614
Interest on taxable securities	641	660	1,357	1,767	1,903
Interest on nontaxable securities	507	399	825	522	147
Interest on federal funds sold and other	171	157	214	87	70
Total interest income	42,526	33,222	71,890	59,639	51,734
Interest expense:
Interest on deposits	3,461	4,301	8,351	9,912	10,779
Interest on FHLB advances	1,656	1,087	2,383	1,477	1,425
Interest on notes payable and other borrowings	1,073	974	2,072	1,489	981
Interest on junior subordinated debentures	271	253	531	480	484
Total interest expense	6,461	6,615	13,337	13,358	13,669
Net interest income	36,065	26,607	58,553	46,281	38,065
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Net interest income after provision for loan losses	33,956	25,365	55,369	44,631	34,022
Noninterest income:
Service charges on deposit accounts	2,349	1,647	3,386	3,383	2,841
Mortgage fee income	2,163	1,857	4,116	2,654	1,741
Bargain purchase gain on acquisitions of banks			0	0	6,692
Gain on sale of branch			38	0	0
Gain (loss) on sale of other real estate	173	(44)	1,135	918	136
Loss on sale of securities available for sale	0	(3)	(3)	0	0
(Loss) gain on sale of premises and equipment	(1)	(345)	(343)	21	1
Increase in cash surrender value of BOLI	160	163	327	330	303
Other	314	250	512	402	442
Total noninterest income	5,158	3,525	9,168	7,708	12,156
Noninterest expense:
Salaries and employee benefits	15,712	12,257	26,569	21,118	17,019
Occupancy	4,445	3,494	7,317	6,776	5,552
Data processing	612	559	1,198	850	708
FDIC assessment	(12)	413	800	1,238	1,042
Advertising and public relations	404	339	626	589	483
Communications	678	643	1,334	1,074	843
Net other real estate owned expenses (including taxes)	257	141	220	403	825
Operations of IBG Adriatica, net	372	528	832	871	0
Other real estate impairment	463	56	94	184	805
Core deposit intangible amortization	352	311	656	567	431
Professional fees	565	448	1,104	971	750
Acquisition expense, including legal	128	605	1,401	0	668
Other	3,331	2,301	5,009	3,998	3,936
Total noninterest expense	27,307	22,095	47,160	38,639	33,062
Income before taxes	11,807	6,795
Income tax expense	245	0
Net income	11,562	6,795	17,377	13,700	13,116
Basic earnings per share (usd per share)	$ 1.14	$ 0.92	$ 2.23	$ 2.00	$ 1.95
Diluted earnings per share (usd per share)	$ 1.13	$ 0.92	$ 2.23	$ 2.00	$ 1.95
Pro Forma
Noninterest expense:
Income tax expense	3,871	2,045	5,230	4,343	4,341
Net income	$ 7,936	$ 4,750	$ 12,147	$ 9,357	$ 8,775
Basic earnings per share (usd per share)	$ 0.78	$ 0.64	$ 1.56	$ 1.37	$ 1.31
Diluted earnings per share (usd per share)	$ 0.78	$ 0.64	$ 1.56	$ 1.37	$ 1.31